Cover	May 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7414003
City Area Code	+972
Local Phone Number	723942377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Units, each consisting of one share of Common Stock, $0.0001 par value, and one Warrant entitling the holder to receive one half share of Common Stock
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one Warrant entitling the holder to receive one half share of Common Stock
Trading Symbol	PHGE.U
Security Exchange Name	NYSEAMER
Shares of Common Stock, $0.0001 par value
Title of 12(b) Security	Shares of Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Warrants, each exercisable for one-half of a share of common stock, $0.0001 par value, at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one-half of a share of common stock, $0.0001 par value, at an exercise price of $11.50 per share
Trading Symbol	PHGE.WS
Security Exchange Name	NYSEAMER